TPR Firm:	#UNKNOWN!	Date Submitted:	4/2/2024
Client Name:	Sprout Mortgage	Report:	Loan Level Exceptions
Client Project:	GSMBS 2024-RPL7	Loans in report:	16

Report Date	Loan Number	Incenter ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
4/2/2024	123456789	XXX	XXX	XXX
1) Borrower address on hazard insurance is the same as the subject property indicating owner occupancy.
COMMENTS: 8/2/19: Received updated Ins policy reflecting mailing address as borrower's primary residence address and not subject.

1) Client approved exception for program requirement of 3 tradelines rated at least 12 months with XXX active within XXX months of the credit date. Borrower has XXX active tradelines rated less than XXX months and XXX closed accounts each rated XXX months.Compensating Factors:1. XXX credit score; XXX points above minimum credit score of 680 as required by guidelines 2. No public records 3. Borrower has been self-employed for the last XXX years 4 .DSC ratio of XXX%; XXX% greater than 100% minimum
COMMENTS: Client elects to waive guideline requirement with compensating factors.

Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 680 as required by guidelines 2. No public records 3. Borrower has been self-employed for the last XXX years 4 .DSC ratio of XXX%; XX.XX% greater than 100% minimum
											7/24/2019	Investment Property	XXX	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
4/2/2024	123456790	XXX	XXX	XXX			1) Missing credit report from file. 2) Missing satisfactory mortgage rating 1 x 30 for past 12 months for the borrower's primary address at XXX.
Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines 2. Borrower has been self-employed for the last XXX years 3. DSC ratio of XXX%; XXX% greater than 100% minimum
											8/19/2019	Investment Property	XXX	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/2/2024	123456791	XXX	XXX	XXX
1) Client approved exception to allow one appraisal on a property flip less than XXX months ago with a purchase price increase of XXX% for program requirement of 2 appraisals for flip transactions when purchase price exceeds the price paid by seller 10% or more. Subject was purchased by seller for $XXX and is now selling for $XXX.Compensating Factors:1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines2. XXX% LTV; .XXX% below 80% maximum  3. No public records 4. Borrower has been self-employed for the last XXX years 5. DSC ratio of XXX%; XXX% greater than 100% minimum
COMMENTS: Client elects to waive guideline requirement with compensating factors.

Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines 2. XXX% LTV; .XXX% below 80% maximum   3. No public records 4. Borrower has been self-employed for the last XXX years 5. DSC ratio of XXX%; XXX% greater than 100% minimum
											8/8/2019	Investment Property	XXX	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
4/2/2024	123456792	XXX	XXX	XXX
1) Missing copy of final HUD-1.  Details of the transaction, including points and fees, cannot be confirmed.

2) Missing updated Preliminary title report to reflect correct vested party. The title report reflects the current vested party as XXX \\\ 09/19/2019  The loan was approved as a cash out refinance and the current preliminary title report does not  reflect the borrowing entity or the guarantor as the current vested party.

Compensating Factors:  1. XXX credit score; XXX point above minimum credit score of 720 as required by guidelines 2. XXX% LTV; XXX% below 80% maximum 3. Mortgage history is 0x30 for 12 months   4. No public records 5. Borrower has been self-employed for the last XXX years 6. DSC ratio of XXX%; XX% greater than 100% minimum
											9/16/2019	Investment Property	XXX	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/2/2024	123456793	XXX	XXX	XXX
1) Client approved exception for program requirement of a minimum of two active tradelines and one inactive tradeline reporting for 12 months. The borrower has XXX active tradeline and XXX inactive tradelines.Compensating Factors:1. XXX credit score; XXX points above minimum credit score of 680 as required by guidelines2. Mortgage history is 0x30 for 12 months  3. No public records4. Co-borrower has been self-employed for the last XXX years5. DSC ratio of XXX%; XXX% greater than 100% minimum
COMMENTS: Client elects to waive guideline requirement with compensating factors.

Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 680 as required by guidelines 2. Mortgage history is 0x30 for 12 months   3. No public records 4. Co-borrower has been self-employed for the last XXX years 5. DSC ratio of XXX%; XXX% greater than 100% minimum
											8/15/2019	Investment Property	XXX	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
4/2/2024	123456794	XXX	XXX	XXX
1) Client approved exception for program restriction that all non-arms length purchases must be either primary or secondary residences. Subject is a non-arm's length purchase of an investment property.Compensating Factors:1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines2. Mortgage history is 0x30 for 12 months  3. No public records4. Borrower has been employed for the last XXX years5. DSC ratio of XXX%; XXX% greater than 100% minimum
COMMENTS: Client elects to waive guideline requirement with compensating factors.

2) Client approved exception for requirement to validate that mortgage currently encumbering subject property is current (current mortgage is a Reverse Mortgage and the decreased was not responsible for repayment).Compensating Factors:1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines2. Mortgage history is 0x30 for 12 months  3. No public records4. Borrower has been employed for the last XXX years5. DSC ratio of XXX%; XXX% greater than 100% minimum
COMMENTS: Client elects to waive guideline requirement with compensating factors.

Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines 2. Mortgage history is 0x30 for 12 months   3. No public records 4. Borrower has been employed for the last XXX years 5. DSC ratio of XXX%; XXX% greater than 100% minimum
											9/3/2019	Investment Property	XXX	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
4/2/2024	123456795	XXX	XXX	XXX			1) Missing the 12 month mortgage rating for the borrower's primary residence at XXX COMMENTS: HECM-reverse mortgage. No payments.
1) Client approved exception to accept the Amendment to Operating Agreement for LLC transferring 100% ownership to borrower dated XXX from his brother (they were 50%/50% owners) which transpired after our application date. The borrower is buying out his brother in exchange for a payment of $XXX, borrower being bought out has XXX credit score.Compensating Factors:1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines2. XXX% LTV; XXX% below 80% maximum3. No public records4. Borrower has been self-employed for the last XXX years5. DSC ratio of XXX%; XXX% greater than 100% minimum
COMMENTS: Client elects to waive guideline requirement with compensating factors.

Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines 2. XXX% LTV; XXX% below 80% maximum 3. No public records 4. Borrower has been self-employed for the last XXX years 5. DSC ratio of XXX%; XXX% greater than 100% minimum
											9/27/2019	Investment Property	XXX	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
4/2/2024	123456796	XXX	XXX	XXX			1) Missing the 12 month mortgage rating for the borrower's primary residence at XXX COMMENTS: HECM - reverse mortgage. No payments due.
1) Client approved exception to accept the Amendment to Operating Agreement for LLC transferring 100% ownership to borrower dated XXX from his brother (they were 50%/50% owners) which transpired after our application date. The borrower is buying out his brother in exchange for a payment of $XXX, borrower being bought out has XXX credit score.Compensating Factors:1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines2. XXX% LTV; XXX% below 80% maximum3. No public records4. Borrower has been self-employed for the last XXX years5. DSC ratio of XXX%; XXX% greater than 100% minimum
COMMENTS: Client elects to waive guideline requirement with compensating factors.

Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines 2. XXX% LTV; XXX% below 80% maximum 3. No public records 4. Borrower has been self-employed for the last XXX years 5. DSC ratio of XXX%; XXX% greater than 100% minimum
											9/27/2019	Investment Property	XXX	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
4/2/2024	123456797	XXX	XXX	XXX
Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines 2. XXX% LTV; XXX% below 80% maximum 3. Mortgage history is 0x30 for 12 months   4. No public records 5. Borrower has been self-employed for the last XXX years 6. DSC ratio of XXX%; XXX% greater than 100% minimum
											9/9/2019	Investment Property	XXX	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
4/2/2024	123456798	XXX	XXX	XXX
Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines 2. Mortgage history is 0x30 for 12 months   3. No public records 4. Borrower has been employed for the last XXX years 5. DSC ratio of XXX%; XXX% greater than 100% minimum
											8/27/2019	Investment Property	XXX	XXX	Refinance - cash out	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
4/2/2024	123456799	XXX	XXX	XXX
1) Per Appraisal, "No smoke detector was noted during the Inspection".  This is considered a health and safety issue.  //  UPDATE 8/29/2019:  Received copy of appraisal where pg 3 is contradictory in regard to smoke detector.  Under the Update 8/9/2019 comments, the appraiser states No smoke detector was noted during the inspection.  Missing evidence of installed smoke detector.

2) Debt ratio of XX.XX% exceeds 50.00% program maximum.  Recalculated income of $XXX ($XXX asset depletion + $XXX rental gain)  excluded Foster Care earnings of $XXX deposited into XXX XXX as this account was included in the asset depletion calculation.  Accounts used in asset depletion: XXX XXX 7/XX/2019 $XXX + XXX XXX 7/XX/2019 $XXX + XXX XXX 7/XX/2019 $XXX + XXX XXX 8/XX/2019 $XXX.  In addition, the subject property taxes are $XXX/month (XX.XX% of purchase price) versus  $XXX used to qualify. /// UPDATE 8/29/2019: Foster care income added to total earnings.  New DTI of XX.XX% exceeds 50.00% Maximum:  Income $XXX (asset depletion $XXX + rental gain $XXX + foster care $XXX) vs obligations $XXX (residence $XXX + subject loss $XXX + NOO loss $XXX + consumer $XXX).

1) Missing the following required Federal and/or State Disclosures:  Electronic Consent/ eSign Forms for both borrowers completed prior to earliest esign event.

2) Client approved exception located in the file. DTI is XXX vs program maximum of 50%Compensating Factors:1. XXX months reserves, XXX months greater than program guideline 7 months reserves requirement2. XXX FICO Score, XXX points greater than 680 program minimum3. XXX% LTV, XXX% less than program guideline maximum LTV of 80.00%4. No public records

Compensating Factors: 1. XXX months reserves, XXX months greater than program guideline 7 months reserves requirement 2. XXX FICO Score, XXX points greater than 680 program minimum 3. XXX% LTV, XXX% less than program guideline maximum LTV of 80.00% 4. No public records
											8/27/2019	Investment Property	XXX	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG2	EG2	EG3	EG1
4/2/2024	123456800	XXX	XXX	XXX
1) Missing a letter of explanation for the large deposits of $XXX and $XXX into the borrower's XXX account XXX on XXX and XXX. Subject to recalculation of reserves and funds to close /// The statement from XXX supports the deposit of $XXX but not the deposit of $XXX  XXX

Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines 2. XX% LTV; XXX% below 80% maximum 3. Mortgage history is 0x30 for 12 months   4. No public records 5. Borrower has been employed for the last XXX years 6. DSC ratio of XXX%; XXX% greater than 100% minimum
											9/30/2019	Investment Property	XXX	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/2/2024	123456801	XXX	XXX	XXX
1) Missing satisfactory evidence of hazard insurance for subject property.  Hazard insurance company must have an acceptable risk rating.   Subject to recalculation of debt ratios.  ***HO6 Coverage is required if the Master Policy does not include the "inside - Walls in" part of the condo.  HO6 coverage is not required for Co-Ops ***  *** Catastrophic Coverage required.***

2) Missing Rate Lock Confirmation

3) Missing evidence of the gift funds transfer to escrow of $XXX  from the donor XXX. // UPDATED 10/3/2019: Received wire receipt and income wire confirmation for gift funds to Escrow in the amount of $XXX.  Gift letter is $XXX and does not match wire amount.  Missing updated gift letter.

4) Missing satisfactory evidence that the donor had the funds available in her XXX account ending in XXX to gift to the borrower.
COMMENTS: funds transfer direct to escrow via wire FNMA acceptable.

5) The verified assets of $XXX are insufficient to satisfy the total amount of cash required for the transaction of $XXX. The Veri-Tax dated 08/XX/2019 indicates the current balances of $XXX on the borrowers XXX ending in XXX; current balances of $XXXX on the borrowers XXX account ending in XXX. Additionally, the XXX account ending in XXX dated 08/XX/2019 reflected negative balances of $XXX and XXX account ending in XXX dated 8/XX/2019 reflected a balance of $XXX ///  UPDATED 11/6/2019: Received exception approval for zero months reserves and copy of wire receipt of $XXX dated 9/XX/2019 for closing funds.  However, did not receive additional asset statements to support total available assets were sufficient to cover total closing funds.  Total verified assets are $XXX ($XXX EMD, $XXX gift, $XXX XXX XXX, $XXX XXX XXX, $XXX XXX XXX and $XXX XXX XXX).  Required closing funds $XXX ($XXX EMD + $XXX cash to close) = shortage of $XXX.  Missing additional asset statement to meet shortage amount.
COMMENTS: The client provided an exception to use funds wired to escrow as sufficient evidence of assets to close

6) Missing CPA letter regarding use of business assets for earnest money deposit and closing costs in XXX Acct #XXX and Acct #XXX and the impact, if any, it would have on the borrower's business.
COMMENTS: guidline update no CPA letter required under 90% LTV

1) //UPDATE 10/04/2019: Received evidence of insurance, which showed Total Policy Premium of $XXX ($XXX/mo.), resulting in ETIA of $XXX. However, the ETIA on the XXX final CD is $XXX, monthly insurance premium Section G is $XXX, Monthly Escrow Payment is $XXX, and Escrowed Property Costs over Year 1 is $XXX. Need Post Consummation Closing Disclosure with borrower letter and proof of delivery, reflecting ETIA of $XXX (pg. 1), monthly insurance premium Section G of $XXX (pg. 2), Monthly Escrow Payment of $XXX (pg. 4), and Escrowed Property Costs over Year 1 of $XXX. For Escrow/ETIA ;  Unable to calculate as missing Hazard Insurance Policy.  Flood Insurance in file is $XXX monthly $XXX .  Tax Record is Semi-annual at $XXX monthly $XXX. Difference is $XXX which may be the Premium. Need proof of Hazard insurance policy in order to complete ETIA.
COMMENTS: //UPDATE 10/08/2019: Received PCCD with borrower letter and proof of delivery.

1) The loan contains errors within one or more TRID disclosure.  The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.

2) Client approved exception in the loan file. Client approved exception to allow funds wire to escrow as sufficient documentation for funds to close vs program requirement that funds for closing must be sourced by bank statements. Compensating Factors:1. XXX% DTI, XXX% less than program guideline maximum DTI of 50.00%2. Evidence of significant monthly residue income3. Owner of the same business for XXX years and XXX months 4. No public records

3) Client approved exception in the loan file. Client approved exception to allow reserves of XXX months vs program requirement of 3 month PITI ($XXX)Client approved exception in the loan file. Client approved exception to allow funds wire to escrow as sufficient documentation for funds to close vs program requirement that funds for closing must be sourced by bank statements. Compensating Factors:1. XXX% DTI, XXX% less than program guideline maximum DTI of 50.00%2. Evidence of significant monthly residue income3. Owner of the same business for XXX years and XXX months4. No public records

Compensating Factors: 1. XXX% DTI, XXX% less than program guideline maximum DTI of 50.00% 2. Evidence of significant monthly residue income 3. Owner of the same business for XXX years and XXX months 4. No public records
											9/28/2019	Primary Residence	XXX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
4/2/2024	123456802	XXX	XXX	XXX			1) Missing Lock Confirmation.
1) Client approved exception to allow Quit Claim from non-applicant spouse to borrower on XXX against program requirement of 90 days ownership.Compensating Factors:1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines2. XXX% LTV; XXX% below 80% maximum3. Mortgage history is 0x30 for 12 months  4. No public records5. Borrower has been self-employed for the last XXX years6. DSC ratio of XXX%; XXX% greater than 100% minimum
COMMENTS: Client elects to waive guideline requirement with compensating factors.

Compensating Factors:  1. XXX credit score; XXX points above minimum credit score of 720 as required by guidelines 2. XXX% LTV; XXX% below 80% maximum 3. Mortgage history is 0x30 for 12 months   4. No public records 5. Borrower has been self-employed for the last XXX years 6. DSC ratio of XXX%; XXX% greater than 100% minimum
											9/27/2019	Investment Property	XXX	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
4/2/2024	123456803	XXX	XXX	XXX
1) Missing appraisal invoice to confirm Appraisal Fee of $XXX as reflected on Post Consummation Closing Disclosure dated XXX.
COMMENTS: received appraisal invoice showing $XXX cost

2) This loan failed TRID zero fee tolerance.  Points added on loan estimate dated XXX without a valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - 09/10/2019 - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: received 8/27 CoC reflecting change in loan/pricing. lender is able to rebaseline

3) This loan failed TRID zero fee tolerance.  Lender Credit removed on Loan Estimate dated XXX without a valid Change of Circumstance results in the below TRID tolerance violation.This loan failed the lender credits that cannot decrease test. ( 12 CFR 1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specificand non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits($XXX).
COMMENTS: Received 8/27 CoC reflecting change in loan/pricing. Lender is able to rebaseline

4) The recalculated DTI of XXX% exceeds the maximum DTI allowed of 43.00%. PITI $XXX + installment debt $XXX + revolving debt $XXX  = $XXX/ Total income of $XXX = XXX% ///  UPDATED 9/18/2019: Already excluded obligations with XXX/XXX, XXX/XXX, XXX/XXX, XXX/XXX, XXX/XXX, XXX XXX, XXX/XXX and XXX/XXX as they are reflected as paid on the HUD1.  Also already excluded XXX/XXX and XXX/XXX as $XXX balance statements were provided.  Remaining consumer debt payments: XXX XXX $XXX + XXX XXX XXX $XXX + XXX XXX $XXX + XXX XXX $XXX +XXX $XXX + XXX/XXX $XXX+ XXX/XXX XXX $XXX +XXX/XXX $XXX = $XXX + PITI $XXX = $XXX total debt vs $XXX earnings = XXX% DTI. \\\Update 9/20/2019 Updated the payment for the XXX XXX account to $XXX and DTI is now under the maximum allowed of 43.00% at XXX%

5) Missing evidence of the XXX and XXX payment to XXX credit. Exclusion of non-mortgage debt requires 12 months cancelled checks, only XXX months provided.

1) The loan contains errors within one or more TRID disclosure.  Missing Explanation letter to Borrower and proof of method of delivery for Post Consummation CD in file dated XXX.

2) Missing the following Federal and/or State specific disclosures:  XXX Mortgage Broker Agreement

3) Client approved exception for Fico score of XXX vs program requirement of 680 for XXX% LTV. Compensating factors 1. The borrower has been self-employed for the past XXX years as XXX 2. Tradelines paid as agreed since XXX.

4) Client approved exception for using earnest money deposit paid with business funds vs program requirement that business funds used for down payment and or closing cost must be transferred to borrower personal account. Compensating factors 1. The borrower has been self-employed for the past XXX years as XXX. Tradelines paid as agreed since XXX.

5) Missing documentation to support the following judgments have been fully satisfied:  1) judgment identified by XXX in the of $XXX to the State of XXX (borrower name and residence address match credit report information);  2) Civil judgment identified on the credit report to XXX of $XXX.  /// UPDATED 9/18/2019: State of XXX judgment cleared.  Still missing documentation addressing the Civil Judgment to XXX of $XXX reflected on the credit report.Client exception approval:  Allow judgment #XXX with XXX for $XXX to remain open vs program requirement all judgment must be paid prior to or at closing.Compensating Factors:1. Borrower has been self-employed for the past XXX years as XXX. Tradelines paid as agreed since last 30 day revolving late XXX
										Compensating factors 1. The borrower has been self-employed for the past XXX years as XXX 2. Tradelines paid as agreed since XXX.	9/16/2019	Primary Residence	XXX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
4/2/2024	123456804	XXX	XXX	XXX
Compensating Factors:  1. XXX credit score; XXX point above minimum credit score of 720 as required by guidelines 2. XXX% LTV; XXX% below 80% maximum 3. Mortgage history is 0x30 for 12 months   4. No public records 5. Borrower has been self-employed for the last XXX years 6. DSC ratio of XXX%; XXX% greater than 100% minimum
											9/23/2019	Investment Property	XXX	XXX	Refinance - cash out	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1